NET LOSS PER SHARE (Details)	9 Months Ended		12 Months Ended		110 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	28,443,213	10,959,960	22,231,627	4,415,559
Convertible Debt [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	0	0	3,646,370
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	23,767,459	7,327,322	17,403,989	0	17,403,989
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	4,675,754	3,632,638	4,827,638	769,189	4,827,638